Borrowings - Additional Information (Details 3) $ in Thousands, € in Millions	Nov. 06, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Aug. 09, 2018	Dec. 15, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 1,344,817	$ 1,208,344			$ 1,126,658
Armenia International Airports CJSC | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 160,000
Cash deposit pledged as collateral		28,780	40,287
Asset pledged as collateral		$ 142,384	$ 167,583
Toscana Aeroporti S.p.a.
Disclosure of detailed information about borrowings [line items]
Cash deposit pledged as collateral | €					€ 1
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				9.75%
Aeropuertos Argentina 2000 SA | GS Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.50%
Aeropuertos Argentina 2000 SA | Onshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 85,000
Aeropuertos Argentina 2000 SA | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 35,000
Toscana Aeroporti S.p.a.
Disclosure of detailed information about borrowings [line items]
Proceeds disbursed | €	€ 85
Percentage of loans backed by SACE guarantees	90.00%
Grace period after the term of loan	6 years